UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2008


                             USAA VIRGINIA BOND FUND



[LOGO OF USAA]
   USAA(R)


                             USAA VIRGINIA BOND Fund


                      1ST QUARTER Portfolio of Investments


                                JUNE 30, 2008





                                                                     (Form N-Q)
 48502-0808                                (C)2008, USAA.  All rights reserved.

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                              of INVESTMENTS


USAA VIRGINIA BOND FUND
JUNE 30, 2008 (UNAUDITED)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Inc., MBIA Insurance Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS


EDA            Economic Development Authority
IDA            Industrial Development Authority/Agency
PRE            Prerefunded to a date prior to maturity
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                              of INVESTMENTS (in thousands)


USAA VIRGINIA BOND FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (95.8%)

               VIRGINIA (94.5%)

$  3,305       Abingdon Town IDA                            5.25%         7/01/2016      $    3,346
   1,360       Abingdon Town IDA                            5.38          7/01/2028           1,364
   2,500       Albemarle County IDA                         5.00          1/01/2031           2,269
   5,755       Alexandria IDA (INS) (PRE)                   5.90         10/01/2020           6,209
   2,505       Alexandria IDA  (PRE)                        5.88          1/01/2023           2,580
  12,480       Alexandria IDA (INS) (PRE)                   5.90         10/01/2030          13,466
   1,000       Amherst IDA                                  5.00          9/01/2026             941
   2,000       Amherst IDA                                  4.75          9/01/2030           1,748
   5,310       Bedford County EDA (INS)                     5.25          5/01/2031           5,436
   8,065       Biotechnology Research Park Auth.            5.00          9/01/2021           8,250
   2,615       Capital Region Airport Commission (INS)      5.00          7/01/2031           2,660
   1,390       College Building Auth.  (PRE)                5.80          4/01/2016           1,478
   6,215       College Building Auth.  (PRE)                5.00          9/01/2019           6,516
   1,000       College Building Auth.  (PRE)                6.00          4/01/2020           1,067
   6,530       College Building Auth.                       5.00          9/01/2020           6,709
   5,000       College Building Auth.                       5.00          6/01/2029           4,799
  11,710       College Building Auth.                       5.00          6/01/2036          10,832
   3,290       College Building Auth.  (PRE)                5.00          6/01/2036           3,555
   5,400       Commonwealth Housing Dev. Auth.              4.60          4/01/2028           5,143
   4,005       Commonwealth Port Auth.                      5.00          7/01/2030           4,078
  11,145       Fairfax (INS)                                4.75          1/15/2035          11,095
   1,255       Fairfax                                      4.75          1/15/2036           1,251
   7,100       Fairfax County EDA                           5.00         10/01/2027           6,633
  12,700       Fairfax County EDA (INS)                     5.00          4/01/2029          12,921
   7,980       Fairfax County EDA                           5.00          1/15/2030           8,118
   6,150       Fairfax County EDA                           5.00          4/01/2032           6,188
   5,750       Fairfax County EDA                           4.88         10/01/2036           4,861
   7,500       Fairfax County EDA                           5.13         10/01/2037           6,781
   2,000       Fairfax County Redevelopment and Housing
                     Auth.                                  6.00         12/15/2028           2,054
   5,235       Fairfax County Water Auth.  (PRE)            5.63          4/01/2025           5,554
   1,000       Fairfax County Water Auth.  (PRE)            5.75          4/01/2030           1,063
   5,770       Farms of New Kent Community Dev. Auth.       5.45          3/01/2036           4,358
  12,275       Fauquier County IDA (INS)                    5.25         10/01/2025          12,191
   1,000       Fauquier County IDA                          5.00         10/01/2027             963
   8,825       Fauquier County IDA                          5.25         10/01/2037           8,407
   6,195       Frederick County IDA (INS)                   4.75          6/15/2036           6,027
   2,500       Fredericksburg City EDA                      5.25          6/15/2023           2,560
   7,500       Front Royal & Warren County IDA (INS)        5.00          4/01/2029           7,615
   7,965       Galax IDA (INS)                              5.75          9/01/2020           7,971
   9,030       Hampton (INS)                                5.25          1/15/2023           9,257
   1,255       Hampton Redevelopment and Housing Auth.      6.00          1/20/2026           1,270
   9,000       Hampton Roads Sanitation District            5.00          4/01/2033           9,194
  12,185       Hanover County IDA (INS)                     6.38          8/15/2018          13,778
  10,000       Harrisonburg IDA (INS)                       4.50          8/15/2039           8,997
  10,000       Henrico County                               5.00          5/01/2036          10,181
   3,200       Henrico County EDA                           5.00         10/01/2027           2,957
     400       Henrico County EDA  (PRE)                    5.60         11/15/2030             437
   9,350       Henrico County EDA                           5.60         11/15/2030           9,501
   5,170       Henrico County EDA                           5.00         10/01/2035           4,543

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                              of INVESTMENTS (in thousands)
                              (continued)


USAA VIRGINIA BOND FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------

$  4,105       Housing Dev. Auth.                           4.50%         1/01/2039      $    3,600
   3,500       Isle of Wight County IDA                     5.85          1/01/2018           3,512
   1,000       King George County IDA (INS)                 5.00          3/01/2032           1,012
   5,000       Lewistown Commerce Center Community Dev.
                     Auth.                                  5.75          3/01/2017           4,852
   1,545       Lynchburg  (PRE)                             5.75          6/01/2030           1,649
   5,000       Marquis Community Dev. Auth.                 5.63          9/01/2018           4,801
   2,440       Montgomery County IDA (INS) (PRE)            5.50          1/15/2022           2,615
   3,170       Newport News  (PRE)                          5.75          5/01/2018           3,407
   6,750       Newport News  (PRE)                          5.75          5/01/2020           7,255
   5,245       Newport News EDA                             5.00          7/01/2031           5,338
   1,850       Norfolk Redevelopment and Housing Auth.      5.50         11/01/2019           1,939
   5,000       Peninsula Town Center Community Dev.
                     Auth.                                  6.45          9/01/2037           4,547
   2,815       Powhatan County EDA (INS)                    5.00          3/15/2032           2,803
   1,620       Prince William County (INS)                  5.00          9/01/2024           1,629
   1,210       Prince William County IDA                    5.50         10/01/2017           1,262
   1,695       Prince William County IDA                    5.00         10/01/2018           1,722
   1,350       Prince William County IDA                    5.50         10/01/2019           1,387
   3,370       Prince William County IDA                    4.88          1/01/2020           3,144
   3,985       Prince William County IDA                    5.38         10/01/2023           4,062
   8,000       Prince William County IDA                    5.13          1/01/2026           7,158
   7,500       Prince William County IDA                    5.50         10/01/2033           7,570
   4,000       Prince William County Service Auth. (INS)
                     (PRE)                                  5.60          7/01/2024           4,192
   4,645       Public School Auth.  (PRE)                   6.00          8/01/2019           4,895
  10,585       Public School Auth.  (PRE)                   5.50          8/01/2020          11,289
   5,310       Rappahannock Regional Jail Auth. (INS)       4.75         12/01/2031           5,114
   6,280       Rappahannock Regional Jail Auth. (INS)       4.50         12/01/2036           5,779
   1,790       Resources Auth.  (PRE)                       5.63         10/01/2022           1,904
   3,945       Resources Auth.                              4.75         11/01/2035           3,921
   2,000       Resources Auth.                              4.38         11/01/2036           1,841
   2,150       Reynolds Crossing Community Dev. Auth.       5.10          3/01/2021           1,903
   2,500       Richmond (INS)                               4.50          1/15/2033           2,403
   6,295       Richmond Convention Center Auth.  (PRE)      6.13          6/15/2020           6,765
  14,750       Richmond Convention Center Auth.  (PRE)      6.13          6/15/2025          15,851
   5,120       Roanoke County EDA (INS)                     5.00         10/15/2027           5,240
   2,850       Roanoke County EDA (INS)                     5.00         10/15/2032           2,886
   4,285       Roanoke County EDA (INS)                     5.13         10/15/2037           4,356
   1,500       Small Business Financing Auth.               5.25          9/01/2027           1,435
  15,000       Small Business Financing Auth.               5.25          9/01/2037          13,669
   6,345       Spotsylvania County EDA (INS)                5.00          2/01/2031           6,441
   7,400       Stafford County and City of Stauton IDA
                     (INS)                                  5.25          8/01/2031           7,502
  16,155       Stafford County and City of Stauton IDA
                     (INS)                                  5.25          8/01/2036          16,324
  10,000       Tobacco Settlement Financing Corp.           5.00          6/01/2047           7,474
  10,850       University of Virginia                       5.00          6/01/2027          11,101
  10,395       Virginia Beach  (PRE)                        5.50          8/01/2025          10,988
   1,000       Virginia Beach Dev. Auth.                    6.15          7/01/2027             986
   5,000       Watkins Centre Community Dev. Auth.          5.40          3/01/2020           4,587
                                                                                         ----------
                                                                                            513,282
                                                                                         ----------

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                              of INVESTMENTS (in thousands)
                              (continued)


USAA VIRGINIA BOND FUND
JUNE 30, 2008 (UNAUDITED)


               PUERTO RICO (1.3%)

   6,180       Commonwealth  (PRE)                          5.25          7/01/2032           6,859
                                                                                         ----------
               TOTAL INVESTMENTS (COST: $524,950)                                        $  520,141
                                                                                         ----------

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USAA VIRGINIA BOND FUND
JUNE 30, 2008 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
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                              (continued)

USAA VIRGINIA BOND FUND
JUNE 30, 2008 (UNAUDITED)


B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                 Investments in
Valuation Inputs                                                     Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                      -
Level 2 - Other Significant Observable Inputs                     $ 520,141,000
Level 3 - Significant Unobservable Inputs                                    -
--------------------------------------------------------------------------------
Total                                                             $ 520,141,000
--------------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do
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                              to Portfolio of INVESTMENTS
                              (continued)

USAA VIRGINIA BOND FUND
JUNE 30, 2008 (UNAUDITED)

not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of June 30, 2008.

D. As of June 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2008, were $12,710,000 and $17,519,000, respectively, resulting in net unrealized depreciation of $ 4,809,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $543,050,000 at June 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 22, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 26, 2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    AUGUST 25, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.